23. Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other Operating Income and Expenses

Other operating income and expenses that exceed 1% of the total of interest income and other income presented separately consist of the following:

	2015	2014

BOLI income	$401	$410
Other Contracted Services	$775	$614
Bank Franchise Taxes	$367	$260
FDIC Insurance Costs	$863	$1,203
Software Licensing / Maintenance	$736	$642
Postage and Freight	$282	$293
Legal	$378	$336
Other Loan Expense	$330	$332
Other Losses	$450	$95
Advertising	$260	$142